ITEM 1. SCHEDULE OF INVESTMENTS
T. ROWE PRICE GNMA FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/ Shares	Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES 100.5%
U.S. Government Agency Obligations 0.0%
U.S. Department of Veteran Affairs, CMO, 9.61%, 3/15/25 (1)	567	606
		606
U.S. Government Obligations 100.5%
Government National Mortgage Assn.
4.00%, 9/15/18	12,865	12,341
4.50%, 6/15/33 - 10/15/35	32,122	30,932
5.00%, 10/15/17 - 11/15/34	245,671	242,652
5.50%, 7/15/14 - 9/15/35	319,435	320,425
6.00%, 11/15/08 - 2/15/36	280,983	286,754
6.50%, 12/15/14 - 1/20/36	107,967	112,455
6.75%, 2/15/41	8,991	9,234
7.00%, 3/15/13 - 12/15/34	39,140	40,909
7.50%, 3/15/07 - 9/15/32	15,416	16,189
8.00%, 3/15/14 - 3/15/30	8,900	9,440
8.50%, 6/15/06 - 2/20/23	2,135	2,275
9.00%, 5/15/09 - 9/15/24	1,113	1,208
9.25%, 8/15/16 - 12/15/19	229	249
9.50%, 6/15/09 - 12/15/24	614	666
9.75%, 8/15/16 - 2/15/21	155	170
10.00%, 2/15/16 - 3/15/26	2,473	2,713
10.25%, 9/20/16	20	22
10.50%, 2/15/13 - 10/15/21	293	321
11.00%, 2/15/10 - 7/20/20	214	234
11.50%, 6/15/10 - 11/15/19	363	400
12.00%, 10/15/10 - 6/15/15	516	569
12.25%, 3/15/14 - 7/20/15	47	53
12.50%, 4/15/10 - 1/20/16	220	242
12.75%, 12/20/13 - 12/20/14	53	59
13.00%, 1/15/11 - 9/20/15	178	200
13.50%, 5/15/10 - 1/15/15	132	148
Government National Mortgage Assn., CMO
2.212%, 10/16/17	3,203	3,002
2.946%, 3/16/19	7,205	6,845
5.00%, 8/16/28	1,104	1,101
5.064%, 9/16/26 (1)	12,192	12,065
5.50%, 10/20/30 (2)	25,651	25,595
5.50%, 5/20/31 - 2/20/32	37,535	37,343
6.50%, 10/20/27 - 10/20/31	17,122	17,718
Principal Only, 3/16/28	633	521
Government National Mortgage Assn., TBA
6.00%, 1/1/33	33,427	34,002
6.50%, 1/1/34 – 1/1/36	25,770	26,841
		1,255,893

Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $1,263,963)		1,256,499

SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Investment Fund
4.47%, (3)(4)	48,701	48,701
Total Short-Term Investments (Cost $48,701)		48,701

Total Investments in Securities
104.4% of Net Assets (Cost $1,312,664)		$1,305,200

†	Denominated in U.S. dollars unless otherwise noted
(1)	Variable Rate; rate shown is effective rate at period-end
(2)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2006.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
CMO	Collateralized Mortgage Obligation
TBA	To Be Announced purchase commitment; TBAs totaled $60,843 (4.9% of net assets) at period end; see Note 2

(2) Open Futures Contracts at February 28, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 56 U.S. Treasury 2 Year contracts,
$175 par of 5.50% Government National
Mortgage Assn. bonds pledged as initial
margin	3/06	$ 11,445	$ 49
Short, 205 U.S. Treasury 2 Year contracts
$640 par of 5.50% Government National
Mortgage Assn. bonds pledged as initial
margin	6/06	41,897	1
Long, 99 U.S. Treasury 10 Year contracts	6/06	10,682	28

Net payments (receipts) of variation
margin to date			(49)
Variation margin receivable (payable)
on open futures contracts			$29

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $1,312,664,000. Net unrealized loss aggregated $7,386,000 at period-end, of which $8,360,000 related to appreciated investments and $15,746,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $3,163,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $48,701,000 and $279,965,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006